SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On January 12, 2022, the Company issued 23,372,430 shares of common stock for $1,150,000.

On January 21, 2022, the Company issued 33,454,988 shares of common stock for $1,150,000.

On February 7, 2022, the Company issued 16,040,411 shares of common stock for $500,000.

On March 7, 2022, the Company issued 75,798,921 shares of common stock for $2,500,000.

On March 23, 2022, the Company issued 29,257,395 shares of common stock for $1,500,000.

On April 11, 2022, the Company issued 23,746,816 shares of common stock for $1,000,000.